OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Tables)
Schedule of undiscounted minimum lease payments
As of March 31, 2021
Year ending December 31, 2021	$644,319
Year ending December 31, 2022	546,573
Year ending December 31, 2023	546,573
Year ending December 31, 2024	573,902
Year ending December 31, 2025	579,368
Thereafter	96,561
Total	$2,987,296

As of December 31, 2020
Year ending December 31, 2021	$322,806